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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Brian C. Broderick
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2007.


                                                  Brian C. Broderick
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. John M. Cornish            28-5362    6. Kurt F. Somerville      28-10379
2. Michael B. Elefante       28-06281    7. _____________            _____
3. Stephen W. Kidder (35)*   28-11134    8. _____________            _____
4. Lawrence T. Perera        28-06167    9. _____________            _____
5. Michael J. Puzo           28-06165    10._____________            _____

* Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2007                        FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                   ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                -------------- --------- ----------- ---------     -------       --------          -------
                                                                                                   VOTING AUTHORITY
                                        CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 ---------------------
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)      (B)    (C)
--------------         -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                             AMOUNT   (A)   (B)   (C)              SOLE   SHARED   NONE
                                                            --------- --- ------- ---              ----   -------  ----
A F L A C INC           COMMON STOCK  001055102    967969     16970               XX                       12270
                                                                                  XX       35               4700
AT&T INC                COMMON STOCK  00206R102    289189      6835               XX                        5535
                                                                                  XX       35               1300
ABBOTT LABS             COMMON STOCK  002824100   1283502     23937               XX                       15187
                                                                                  XX       35               8750
AMERICAN INTERNATIONAL  COMMON STOCK  026874107    563186      8325               XX                        4500
GROUP INC                                                                         XX       35               3825

AMGEN INC               COMMON STOCK  031162100   1212012     21425               XX                       13560
                                                                                  XX       35               7865
ANADARKO PETROLEUM      COMMON STOCK  032511107    270900      5040               XX                        3736
CORP                                                                              XX       35               1304
ANALOG DEVICES, INC.    COMMON STOCK  032654105    343339      9495               XX                        7295
                                                                                  XX       35               2200
ANALOGIC CORP           COMMON STOCK  032657207    823460     12915               XX                        8845
                                                                                  XX       35               4070
ANHEUSER BUSCH CO INC   COMMON STOCK  035229103    413017      8262               XX                        8262

APTARGROUP INC          COMMON STOCK  038336103   2150069     56775               XX                       36265
                                                                                  XX       35              20510
AUTOMATIC DATA          COMMON STOCK  053015103    615232     13395               XX                        9495
PROCESSING                                                                        XX       35               3900

AVERY DENNISON CORP     COMMON STOCK  053611109    563643      9885               XX                        7585
                                                                                  XX       35               2300
B P PLC ADR             COMMON STOCK  055622104   1987502     28659               XX                       18154
                                                                                  XX       35              10505
BAKER HUGHES INC        COMMON STOCK  057224107    206947      2290               XX                        1290
                                                                                  XX       35               1000

AS OF SEPTEMBER 30, 2007                            FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                       ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                    -------------- --------- ----------- ---------     -------       --------          -------
                                                                                                       VOTING AUTHORITY
                                            CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 ---------------------
NAME OF ISSUER             TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)      (B)    (C)
--------------             -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                 AMOUNT   (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                --------- --- ------- ---              ----   -------  ----
BAXTER INT'L INC            COMMON STOCK  071813109    317307      5638               XX                        2000
                                                                                      XX       35               3638
BERKSHIRE HATHAWAY INC      CLASS B       084670207    391248        99               XX                          84
                                                                                      XX       35                 15
BRISTOL MYERS SQUIBB CO     COMMON STOCK  110122108    424259     14721               XX                       14721
C I G N A CORP              COMMON STOCK  125509109    349636      6561               XX       35               6561

CANADIAN NATIONAL           COMMON STOCK  136375102   2787357     48901               XX                       30739
RAILWAY CO                                                                            XX       35              18162

CATERPILLAR INC             COMMON STOCK  149123101    237172      3024               XX                        3024

CHEVRON CORP                COMMON STOCK  166764100   1538736     16443               XX                        9843
                                                                                      XX       35               6600
CHUBB CORPORATION           COMMON STOCK  171232101    345978      6450               XX                        6450
CISCO SYS INC               COMMON STOCK  17275R102   1444265     43594               XX                       32444
                                                                                      XX       35              11150
CITIGROUP INC               COMMON STOCK  172967101    913985     19584               XX                         166
                                                                                      XX       35              19418
CITIZENS COMMUNICATIONS CO  COMMON STOCK  17453B101    179888     12562               XX                       12562
COCA COLA CO                COMMON STOCK  191216100    614929     10700               XX                        5850
                                                                                      XX       35               4850
CONOCOPHILLIPS              COMMON STOCK  20825C104    937471     10681               XX                        9960
                                                                                      XX       35                721
E I DU PONT DE NEMOURS      COMMON STOCK  263534109    457042      9222               XX                        8022
& CO                                                                                  XX       35               1200

E M C CORP                  COMMON STOCK  268648102   1131811     54414               XX                       39414
                                                                                      XX       35              15000

AS OF SEPTEMBER 30, 2007                             FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                        ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                     -------------- --------- ----------- ---------     -------       --------          -------
                                                                                                        VOTING AUTHORITY
                                             CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 ---------------------
NAME OF ISSUER              TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)      (B)    (C)
--------------              -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                                  AMOUNT   (A)   (B)   (C)              SOLE   SHARED   NONE
                                                                 --------- --- ------- ---              ----   -------  ----
EMERSON ELECTRIC CO          COMMON STOCK  291011104   2372175     44573               XX                       28773
                                                                                       XX       35              15800
ENCANA CORP                  COMMON STOCK  292505104   2988283     48315               XX                       35765
                                                                                       XX       35              12550
EXXON MOBIL CORP             COMMON STOCK  30231G102   8132599     87863               XX                       65467
                                                                                       XX       35              22396
F P L GROUP INC              COMMON STOCK  302571104    209427      3440               XX                        3440
GENERAL ELECTRIC CO          COMMON STOCK  369604103   4011205     96889               XX                       77589
                                                                                       XX       35              19300
GROUPE DANONE                SPONSORED     399449107   1014585     64500               XX                       37700
                             ADR                                                       XX       35              26800
HARTFORD FINL SVCS           COMMON STOCK  416515104    316521      3420               XX                          50
GROUP INC                                                                              XX       35               3370

HEWLETT PACKARD CO           COMMON STOCK  428236103    558943     11226               XX                       10726
                                                                                       XX       35                500
HONEYWELL INTERNATIONAL INC  COMMON STOCK  438516106    612482     10299               XX                       10299

ITT CORPORATION              COMMON STOCK  450911102    228924      3370               XX       35               3370

INTEL CORPORATION            COMMON STOCK  458140100   3390220    131099               XX                      101384
                                                                                       XX       35              29715
INTL BUSINESS MACHINES       COMMON STOCK  459200101    362706      3079               XX                        2079
                                                                                       XX       35               1000
INVITROGEN CORP              COMMON STOCK  46185R100    696748      8525               XX                        5600
                                                                                       XX       35               2925
JOHNSON & JOHNSON            COMMON STOCK  478160104   4372466     66552               XX                       54577
                                                                                       XX       35              11975

AS OF SEPTEMBER 30, 2007                       FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                  ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------               -------------- --------- ----------- ---------     -------       --------          -------
                                                                                                  VOTING AUTHORITY
                                       CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 ---------------------
NAME OF ISSUER        TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)      (B)    (C)
--------------        -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                            AMOUNT   (A)   (B)   (C)              SOLE   SHARED   NONE
                                                           --------- --- ------- ---              ----   -------  ----
KIMBERLY CLARK CORP    COMMON STOCK  494368103    291298      4146               XX                        4146

KOSAN BIOSCIENCES INC  (RESTRICTED)  50064W107    300600     60000               XX       35              60000

ELI LILLY & CO.        COMMON STOCK  532457108    227720      4000               XX                        4000

LINCOLN NATL CORP IND  COMMON STOCK  534187109   1629261     24697               XX                       17420
                                                                                 XX       35               7277
MCDONALD'S CORP.       COMMON STOCK  580135101    430313      7900               XX                        7300
                                                                                 XX       35                600
MERCK & CO INC         COMMON STOCK  589331107   2662655     51512               XX                       33088
                                                                                 XX       35              18424
MICROSOFT CORP         COMMON STOCK  594918104   1015869     34483               XX                       27383
                                                                                 XX       35               7100
NOKIA CORP ADR A       COMMON STOCK  654902204   1162555     30650               XX                       22350
                                                                                 XX       35               8300
NOVARTIS AG ADR        COMMON STOCK  66987V109   1724150     31371               XX                       21721
                                                                                 XX       35               9650
ORACLE CORP            COMMON STOCK  68389X105    613215     28324               XX                       19674
                                                                                 XX       35               8650
PEPSICO INC            COMMON STOCK  713448108   1171427     15990               XX                        8540
                                                                                 XX       35               7450
PFIZER INC             COMMON STOCK  717081103    715433     29285               XX                       27985
                                                                                 XX       35               1300
PORTLAND GENERAL       COMMON STOCK  736508847    618550     22250               XX                       14050
ELECTRIC CO                                                                      XX       35               8200

AS OF SEPTEMBER 30, 2007                         FORM 13F                          SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                 -------------- --------- ----------- ---------     -------       --------          -------
                                                                                                    VOTING AUTHORITY
                                         CUSIP   FAIR MARKET SHARES OR   INVESTMENT                 ---------------------
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION      MANAGERS   (A)      (B)    (C)
--------------          -------------- --------- ----------- --------- ----------------- --------   ----   -------  ----
                                                              AMOUNT   (A)   (B)   (C)              SOLE   SHARED   NONE
                                                             --------- --- ------- ---              ----   -------  ----
PROCTER & GAMBLE CO      COMMON STOCK  742718109   4000869     56879               XX                       40159
                                                                                   XX       35              16720
ROCKWELL AUTOMATION INC  COMMON STOCK  773903109    504226      7254               XX                        7254

ROCKWELL COLLINS INC     COMMON STOCK  774341101    529832      7254               XX                        7254

S P D R TRUST            SERIES 1      78462F103    236499      1550               XX                          50
                                                                                   XX       35               1500
SAN JUAN BASIN ROYALTY   COMMON STOCK  798241105    711659     21055               XX                       17655
TRUST                                                                              XX       35               3400

SCHLUMBERGER LTD         COMMON STOCK  806857108    275520      2624               XX                        2624

SIGMA ALDRICH CORP       COMMON STOCK  826552101    623872     12800               XX                       11600
                                                                                   XX       35               1200
SONOSITE INC             COMMON STOCK  83568G104    361937     11859               XX                        7844
                                                                                   XX       35               4015
STATE STREET CORP        COMMON STOCK  857477103   1067522     15662               XX                        7225
                                                                                   XX       35               8437
SUNCOR ENERGY INC        COMMON STOCK  867229106    218063      2300               XX                        1250
                                                                                   XX       35               1050
3COM CORP                COMMON STOCK  885535104     57057     11550               XX                        9350
                                                                                   XX       35               2200
3 M COMPANY              COMMON STOCK  88579Y101   4187705     44750               XX                       34930
                                                                                   XX       35               9820
UNION PACIFIC CORP       COMMON STOCK  907818108   1214264     10740               XX                        9044
                                                                                   XX       35               1696
V F CORP                 COMMON STOCK  918204108    465120      5760               XX                        5760
VERISIGN INC             COMMON STOCK  92343E102    387268     11478               XX                        7698
                                                                                   XX       35               3780

AS OF SEPTEMBER 30, 2007                         FORM 13F                  SEC FILE # BRIAN C. BRODERICK\28-11136

ITEM 1:                    ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
-------                 -------------- --------- ----------- ---------     -------     --------      -------
                                                                                                VOTING AUTHORITY
                                         CUSIP   FAIR MARKET SHARES OR   INVESTMENT             -----------------
NAME OF ISSUER          TITLE OF CLASS  NUMBER      VALUE    PRINCIPAL   DISCRETION    MANAGERS (A)    (B)   (C)
--------------          -------------- --------- ----------- --------- --------------- -------- ---- ------- ----
                                                              AMOUNT   (A)   (B)   (C)          SOLE SHARED  NONE
                                                             --------- --- ------- ---          ---- ------- ----
WACHOVIA CORP 2ND NEW    COMMON STOCK  929903102     393678     7850               XX                  7850

WYETH                    COMMON STOCK  983024100     652658    14650               XX                  3150
                                                                                   XX     35          11500
XILINX INC               COMMON STOCK  983919101     203892     7800               XX                  1850
                                                                                   XX     35           5950
ZIMMER HOLDINGS INC      COMMON STOCK  98956P102     367695     4540               XX                  2590
                                                                                   XX     35           1950
INGERSOLL RAND LTD CL A  COMMON STOCK  G4776G101     256009     4700               XX                  4700

AGGREGATE TOTAL                                  82,306,726